Share Capital - Deferred Share Unit Plan, Additional Information (Details) - Deferred share unit plan - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of liability	$ 4.9
Accounts payable and accrued liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of liability		$ 3.0